Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 391,481	$ 361,375	$ 337,366
U.S.
Segment Reporting Information [Line Items]
Revenues	191,705	178,450	172,704
Europe
Segment Reporting Information [Line Items]
Revenues	104,319	95,593	84,484
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	60,912	54,400	48,585
Rest of the world
Segment Reporting Information [Line Items]
Revenues	30,959	29,664	28,153
Israel
Segment Reporting Information [Line Items]
Revenues	$ 3,586	$ 3,268	$ 3,440